Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
HMH Holding Inc. [Member]
Accounting Policies [Line Items]
Summary of significant accounting policies
2. Summary of significant accounting policies
Basis of presentation
The Company’s balance sheets have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). As there has been no operating activity for this entity since its inception, separate statements of income and comprehensive income, cash flows and changes in stockholder’s equity have not been presented. The Company’s year-end is December 31.
Summary of significant accounting policies
The preparation of financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, related revenues and expenses and the disclosure of gain and loss contingencies at the date of the financial statements and during the periods presented. The Company bases these estimates on historical results and various other assumptions believed to be reasonable, all of which form the basis for making estimates concerning the carrying values of assets and liabilities that are not readily available from other sources. Actual results could differ materially from those estimates.
Offering costs
In connection with the Company’s initial public offering, affiliates of the Company have or will incur accounting, legal and other costs, which will be reimbursed by the Company upon consummation of the initial public offering. Such costs will be deferred and recorded as a reduction to stockholder’s equity and recorded against the proceeds from the offering. In the event the offering is aborted, such deferred offering costs will be expensed.
Organization costs
Organization costs will be expensed as incurred. Such costs are comprised of the legal and professional fees associated with the formation of the Company.